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VINCE NGUYEN

December 19, 2023	vince.nguyen@dechert.com +1 212 698 3566 Direct +1 212 698 0617 Fax

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)
File Nos. 333-185659 and 811-22781
Post-Effective Amendment No. 133 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 133 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 135 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This filing is being made (i) in connection with Goldman Sachs Multi-Strategy Alternatives Fund’s (the “Fund”) (formerly “Goldman Sachs Multi-Manager Alternatives Fund) annual update to its registration statement to incorporate the supplements that were filed since February 28, 2023, including the supplement reflecting changes to the Fund’s name and principal investment strategies, and (ii) to make certain other changes.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3566.

Sincerely,

/s/ Vince Nguyen
Vince Nguyen